Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

8.      INTANGIBLE ASSETS

Intangible assets were comprised of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. The Company continued to develop new apps, therefore additional costs were capitalized during the years ended December 31, 2023 and 2022. During the year ended December 31, 2023, the Company completed an impairment analysis of its intangible assets and concluded the assets were impaired. As a result, they recorded an impairment change in the amount of $3,968,332 during the year ended December 31,2023.

	Software	Customer Relationships	Trade name	Developed Technology	Total
Cost
At December 31, 2022	14,715,529	3,170,966	420,833	1,209,861	19,517,189
Additions	19,413	—	—	—	19,413
Impairment	(1,656,691)	(1,745,854)	(420,833)	(144,954)	(3,968,332)
At December 31, 2023	13,078,251	1,425,112	—	1,064,907	15,568,270
Additions	—	—	—	—	—
At June 30, 2024	—	—	—	—	—
Accumulated amortization
At December 31, 2022	11,311,681	1,037,144	—	775,000	13,123,825
Amortization	1,766,570	387,968	—	289,907	2,444,445
At December 31, 2023	13,078,251	1,425,112	—	1,064,907	15,568,270
Amortization	—	—	—	—	—
At June 30, 2024	13,078,251	1,425,112	—	1,064,907	15,568,270
Carrying amounts
At December 31, 2022	3,403,848	2,133,822	420,833	434,861	6,393,364
At December 31, 2023	—	—	—	—	—
At June 30, 2024	—	—	—	—	—

10.    INTANGIBLE ASSETS

Intangible assets are comprised of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. The Company continued to develop new apps, therefore additional costs were capitalized during the years ended December 31, 2023 and 2022. During the year ended December 31, 2023, the Company completed an impairment analysis of its intangible assets and concluded the assets were impaired. As a result, they recorded an impairment change in the amount of $3,968,332 during the year ended December 31,2023.

	Software	Customer Relationships	Trade name	Developed Technology	Total
Cost
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908
Additions	2,496,621	—	—	—	2,496,621
Impairments	—	(1,699,034)	(329,167)	(340,139)	(2,338,340)
At December 31, 2022	14,715,529	3,170,966	420,833	1,209,861	19,517,189
Additions	19,413	—	—	—	19,413
Impairment	(1,656,691)	(1,745,854)	(420,833)	(144,954)	(3,968,332)
At December 31, 2023	13,078,251	1,425,112	—	1,064,907	15,568,270
Accumulated amortization
At December 31, 2021	9,582,355	345,714	—	258,333	10,186,402
Amortization	1,729,326	691,430	—	516,667	2,937,423
At December 31, 2022	11,311,681	1,037,144	—	775,000	13,123,825
Amortization	1,766,570	387,968	—	289,907	2,444,445
At December 31, 2023	13,078,251	1,425,112	—	1,064,907	15,568,270
Carrying amounts
At December 31, 2021	2,636,553	4,494,286	750,000	1,291,667	9,172,506
At December 31, 2022	3,403,848	2,133,822	420,833	434,861	6,393,364
At December 31, 2023	0	0	0	0	0